Principal activities and organization	12 Months Ended
Dec. 31, 2020
Principal activities and organization
Principal activities and organization
1. Principal activities and organization
JD.com, Inc. (the “Company”) is a leading technology driven
e-commerce
company transforming to become the leading supply chain based technology and service provider, providing products and services to consumers, third-party merchants, suppliers and other business partners through its subsidiaries, consolidated variable interest entities (“VIEs”) (collectively, the “Group”). The Group operates
e-commerce
business, including online retail and online marketplace mainly through its retail mobile apps and www.jd.com website (collectively, “JD Platform”). The Group serves consumers through online retail, focusing on product selection, price and convenience, serves third-party merchants through online marketplace, offering programs that enable the merchants to sell their products on JD Platform and to fulfill the orders either by themselves or through the Group’s logistic services. Leveraging its AI capabilities and technologies, the Group provides a variety of marketing services to business partners through its proprietary advertisement technology platform. Leveraging its nationwide fulfillment infrastructure, the Group provides integrated supply chain solutions and logistics services, primarily including warehousing and distribution services, express and freight services and other value-added services to third parties, including both third-party merchants and suppliers on JD Platform and other business partners, through the Group’s logistics business (“JD Logistics”).
In 2018, the Group established JD Smart Property Development Group (“JD Property”), the infrastructure asset management and integrated service platform of the Group, which owns, develops and manages the Group’s logistics facilities and other real estate properties, to support JD Logistics and other third parties. By leveraging its fund management platform, JD Property can realize development profits and recycle capital from development properties to fund new developments and scale the business.
On June 18, 2020, the Company completed its global offering and the Company’s shares have been listed on the Main Board of The Stock Exchange of Hong Kong Limited (“HKEX”) under the stock code “9618”. The Company issued 152,912,100 Class A ordinary shares, including the exercise of the over-allotment option, at Hong Kong Dollar (“HK$”) 226 per share. Net proceeds from the global offering after deducting underwriting commissions, share issuance costs and offering expenses approximately amounted to RMB31.3 billion.
On December 8, 2020, JD Health International Inc. (“JD Health”), the Group’s healthcare subsidiary, completed its initial public offering (“IPO”) and JD Health’s shares have been listed on the Main Board of the HKEX under the stock code “6618” (“JD Health IPO”). JD Health issued 439,185,000 ordinary shares, including the exercise of the over-allotment option, at HK$70.58 per share. Net proceeds from the JD Health IPO after deducting underwriting commissions, share issuance costs and offering expenses approximately amounted to RMB25.7 billion.
The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”). The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs.
As of December 31, 2020, the Company’s major subsidiaries, consolidated VIEs and consolidated VIEs’ subsidiaries are as follows:

	Equity interest held	Place and date of incorporation
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Shanghai Shengdayuan Information Technology Co., Ltd. (“Shanghai Shengdayuan”)	100%	Shanghai, China, April 2011
JD Logistics Holding Limited (formerly known as Jingdong E-Commerce (Express) Hong Kong Co., Ltd.)	79%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
JD Property Group Corporation (formerly known as Jingdong Logistics Group Corporation)	100%	Cayman Islands, January 2012
JD Logistics, Inc. (formerly known as Jingdong Express Group Corporation)	79%	Cayman Islands, January 2012
JD.com E-Commerce (Technology) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD Property Hong Kong Co., Ltd. (formerly known as Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.)	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. (“Beijing Shangke”)	100%	Beijing, China, March 2012
JD.com E-Commerce (Investment) Hong Kong Co., Ltd.	100%	Hong Kong, China, July 2013
JD.com American Technologies Corporation	100%	Delaware, USA, August 2013
Chongqing Jingdong Haijia E-commerce Co., Ltd. (“Chongqing Haijia”)	100%	Chongqing, China, June 2014
JD.com Overseas Innovation Limited	100%	Hong Kong, China, October 2014
JD.com International (Singapore) Pte. Limited	100%	Singapore, November 2014
JD.com Investment Limited	100%	British Virgin Islands, January 2015
JD Asia Development Limited	100%	British Virgin Islands, February 2015
JD.com Asia Investment Corporation	100%	Cayman Islands, March 2015
Suqian Hanbang Investment Management Co., Ltd.	100%	Jiangsu, China, January 2016
Xi’an Jingxundi Supply Chain Technology Co., Ltd. (“Xi’an Jingxundi”)	79%	Shaanxi, China, May 2017
Xi’an Jingdong Xuncheng Logistics Co., Ltd.	79%	Shaanxi, China, June 2017
Beijing Jinghong Logistics Co., Ltd.	79%	Beijing, China, November 2017
JD Assets Holding Limited	100%	Cayman Islands, March 2018
JD Property Holding Limited (formerly known as JD Logistics Holding Limited)	100%	Cayman Islands, March 2018
Beijing Wodong Tianjun Information Technology Co., Ltd.	100%	Beijing, China, May 2018
JD Health International Inc.	67%	Cayman Islands, November 2018
JD Jiankang Limited	100%	British Virgin Islands, April 2019
Jingdong Logistics Supply Chain Co., Ltd.	79%	Jiangsu, China, June 2020
Jingdong Five Star Appliance Group Co., Ltd. (formerly known as Jiangsu Five Star Appliance Co., Ltd.) (“Jiangsu Five Star”)	100%	Jiangsu, China, December 1998
Consolidated VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)		Beijing, China, April 2007
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)		Jiangsu, China, September 2010
Jiangsu Jingdong Bangneng Investment Management Co., Ltd. (“Jingdong Bangneng”)		Jiangsu, China, August 2015
Xi’an Jingdong Xincheng Information Technology Co., Ltd. (“Xi’an Jingdong Xincheng”)		Shaanxi, China, June 2017
Consolidated VIEs’ Subsidiaries
Beijing Jingbangda Trade Co., Ltd. (“Beijing Jingbangda”)		Beijing, China, August 2012
Suqian Jingdong Mingfeng Enterprise Management Co., Ltd.		Jiangsu, China, July 2017
Suqian Jingdong Jinyi Enterprise Management Co., Ltd.		Jiangsu, China, August 2017
Suqian Jingdong Sanhong Enterprise Management Center (L.P.)		Jiangsu, China, August 2017
• Organization
The Company was incorporated in the British Virgin Islands (“BVI”) in November 2006 and was
re-domiciled
in the Cayman Islands in January 2014 as an exempted company registered under the laws of the Cayman Islands.
In April 2007, May 2017 and June 2019, the Company established Jingdong Century, Xi’an Jingxundi and Beijing Jingdong Jiankang Co., Ltd. (“Jingdong Jiankang”) as wholly foreign-owned enterprises in the PRC, respectively. In April 2007, September 2010, August 2015, June 2017 and June 2019, Jingdong 360, Jiangsu Yuanzhou, Jingdong Bangneng, Xi’an Jingdong Xincheng and Suqian Jingdong Tianning Jiankang Technology Co., Ltd. (“Suqian Jingdong Tianning”) were incorporated in the PRC, respectively. The paid-in
capital of each of these entities was funded by the Company, and they were established to facilitate the Group’s operation and business expansion plans and comply with the PRC laws and regulations which prohibit or restrict foreign ownership of the companies where the PRC operating licenses are required. By entering into a series of agreements, Jingdong 360, Jiangsu Yuanzhou and Jingdong Bangneng became VIEs of Jingdong Century, Xi’an Jingdong Xincheng became a VIE of Xi’an Jingxundi and Suqian Jingdong Tianning became a VIE of Jingdong Jiankang. Consequently, Jingdong Century became the primary beneficiary of Jingdong 360, Jiangsu Yuanzhou and Jingdong Bangneng, Xi’an Jingxundi became the primary beneficiary of Xi’an Jingdong Xincheng and Jingdong Jiankang became the primary beneficiary of Suqian Jingdong Tianning. In June 2017, Beijing Jingbangda became the subsidiary of Xi’an Jingdong Xincheng and changed from the Company’s subsidiary to the Company’s consolidated VIE’s subsidiary.
• Consolidated variable interest entities
In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates its websites and other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain individuals (“Nominee Shareholders”). The Group obtained control over these PRC domestic companies by entering into a series of contractual arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements are substantially similar in key aspects governing the contractual arrangements with a variable interest entity of the Group, include loan agreements, exclusive purchase option agreements, exclusive technology consulting and services agreements or exclusive business cooperation agreements, as applicable, intellectual property rights license agreement, equity pledge agreements, powers of attorney, business cooperation agreement and business operations agreements. These contractual agreements can be extended at the Group’s relevant PRC subsidiaries’ options prior to the expiration date. Management concluded that these PRC domestic companies are consolidated VIEs of the Group, of which the Group is the ultimate primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.
The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Group, through its subsidiaries, entered into with the consolidated VIEs and their Nominee Shareholders:
• Loan agreements
Pursuant to the relevant loan agreements, the Group’s relevant PRC subsidiaries have granted interest-free loans to the relevant Nominee Shareholders of the VIEs with the sole purpose of providing funds necessary for the capital injection to the relevant VIEs. The loans for initial and subsequent capital injections are eliminated with the capital of the relevant VIEs during consolidation. The Group’s relevant PRC subsidiaries can require the Nominee Shareholders to settle the loan amount with the equity interests of relevant VIEs, subject to any applicable PRC laws, rules and regulations. The loan agreements are renewable upon expiration.
• Exclusive purchase option agreements
The Nominee Shareholders of the VIEs have granted the Group’s relevant PRC subsidiaries the exclusive and irrevocable rights to purchase from the Nominee Shareholders, to the extent permitted under the PRC laws and regulations, part or all of the equity interests in these entities for a purchase price equal to the lowest price permitted by the PRC laws and regulations. The Group’s relevant PRC subsidiaries may exercise such option at any time. In addition, the VIEs and their Nominee Shareholders have agreed that without prior written consent of the Group’s relevant PRC subsidiaries, they will not transfer or otherwise dispose the equity interests or declare any dividend.
• Exclusive technology consulting and services agreements or exclusive business cooperation agreements
The Group’s relevant PRC subsidiaries and relevant VIEs entered into exclusive technology consulting and services agreements or exclusive business cooperation agreements, as applicable, under which relevant VIEs engage the Group’s relevant PRC subsidiaries as their exclusive provider of technical platform and technical support, business support, maintenance and other services. The VIEs shall pay to the Group’s relevant PRC subsidiaries service fees determined based on the volume and market price of the service provided. All the benefits and interests generated from the agreements, including but not limited to intellectual property rights, know-how
and trade secrets, will be the Group’s relevant PRC subsidiaries’ sole and exclusive rights
.
During the term of the agreements, the relevant VIEs may not enter into any agreement with third parties for the provision of identical or similar services without prior consent of the Group’s relevant PRC subsidiaries.
• Intellectual property rights license agreement
Pursuant to the intellectual property rights license agreement, Jingdong Century has granted Jingdong 360 non-exclusive
rights to use certain software products, trademarks, website, copyrights, and domain names developed or owned by Jingdong Century within the scope of internet information service operation of Jingdong 360 and in the territory of the PRC. Jingdong 360 has agreed to pay license fees to Jingdong Century and the amount of the license fees is decided based on the agreed arrangement.
• Equity pledge agreements
Pursuant to the relevant equity pledge agreements, the Nominee Shareholders of the VIEs have pledged all of their equity interests in relevant VIEs to the Group’s relevant PRC subsidiaries as collateral for all of their payments due to the Group’s relevant PRC subsidiaries and to secure their obligations under the above agreements. The Nominee Shareholders may not transfer or assign the equity interests, the rights and obligations in the equity pledge agreements or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the Group’s relevant PRC subsidiaries without the Group’s relevant PRC subsidiaries’ preapproval. The Group’s relevant PRC subsidiaries are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the Group’s relevant PRC subsidiaries as the pledgee, will be entitled to request immediate repayment of the loans or to dispose of the pledged equity interests through transfer or assignment.
• Powers of attorney
Pursuant to the irrevocable powers of attorney, each of the Nominee Shareholders appointed any person designated by the Group’s relevant PRC subsidiaries as their attorney-in-fact
to exercise all shareholder rights under the PRC laws and the relevant articles of association, including but not limited to, voting on their behalf on all matters requiring shareholder approval, disposing of all or part of the Nominee Shareholders’ equity interests, and electing, appointing or removing directors and the general managers of the VIEs. Each power of attorney will remain in force during the period when the Nominee Shareholders continue to be the shareholders of the VIEs. Each of the Nominee Shareholders has waived all the rights which have been authorized to the person designated by the Group’s relevant PRC subsidiaries under each power of attorney.
• Business cooperation agreement
Pursuant to the business cooperation agreement, Jingdong 360 has agreed to provide services to Jingdong Century and Shanghai Shengdayuan including operating the Group’s website, posting Jingdong Century’s and Shanghai Shengdayuan’s products and services information on the website, transmitting the users’ orders and transactions information to Jingdong Century and Shanghai Shengdayuan, processing user data and transactions in collaboration with banks and payment agents and other services reasonably requested by Jingdong Century and Shanghai Shengdayuan. Jingdong Century and Shanghai Shengdayuan agree to pay service fees to Jingdong 360 on a quarterly basis. The service fee is decided based on Jingdong 360’s operating costs incurred.
• Business operation agreements
Pursuant to the business operation agreements, the relevant Nominee Shareholders of the VIEs must appoint the candidates nominated by the Group’s relevant PRC subsidiaries to be the directors on the VIEs’ board of directors in accordance with applicable laws and the articles of association of the VIEs, and must cause the persons recommended by the Group’s relevant PRC subsidiaries to be appointed as the VIEs’ general manager, chief financial officer and other senior executives.
• Risks in relations to the VIE structure
The Company believes that the contractual arrangements among its subsidiaries, the VIEs and its shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and its subsidiary in the consolidated financial statements. The Company’s ability to control its VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholders’ approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholders’ voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with its VIEs were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate its VIEs as a result of the aforementioned risks is remote.
The following table sets forth the assets, liabilities, results of operations and changes in cash, cash equivalents, and restricted cash of the consolidated VIEs (where appropriate, the term “VIEs” also refers to its subsidiaries as a whole) structured by the Contractual Agreements, which have eliminated the intercompany transactions within the consolidated VIEs:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Total assets	38,749,631	65,593,705
Total liabilities	43,734,593	59,297,604

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Total net revenue s	37,561,128	59,306,001	86,054,223
Net loss	(2,646,122)	(2,268,090)	(422,044)

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net cash provided by/(used in) operating activities	(1,144,849)	953,673	9,911,601
Net cash used in investing activities	(7,596,181)	(6,450,150)	(11,052,862)
Net cash provided by financing activities	8,902,074	5,542,926	2,659,287

Net increase in cash, cash equivalents, and restricted cash	161,044	46,449	1,518,026
Cash, cash equivalents, and restricted cash at beginning of year	719,160	880,204	926,653

Cash, cash equivalents, and restricted cash at end of year	880,204	926,653	2,444,679

As of December 31, 2019 and 2020, the total assets of the Group’s consolidated VIEs after eliminating the intra-company balances and transactions within the Group were
RMB38,749,631,000 and RMB65,593,705,000,
respectively, which were mainly consisting of cash and cash equivalents, short-term investments, accounts receivable, inventories, prepayments and other current assets, investment securities, investment in equity investees, property, equipment and software, goodwill, intangible assets, operating lease right-of-use assets and other non-current assets. As of December 31, 2019 and 2020, the total liabilities of the consolidated VIEs after eliminating the intra-company transactions within the Group were
RMB21,328,216,000 and RMB32,266,366,000, respectively, which were mainly consisting of accounts payable, advance from customers, deferred revenues, accrued expenses and other current liabilities, and operating lease liabilities.
For the years ended December 31, 2018, 2019 and 2020, the total net revenues of the Group’s consolidated VIEs were RMB17,779,765,000, RMB26,845,232,000 and RMB36,976,185,000,
respectively, which have been reflected in the Group’s consolidated financial statements with the intra-company transactions within the Group eliminated.
In accordance with the Contractual Agreements, the Group’s relevant PRC subsidiaries have the power to direct activities of the Group’s consolidated VIEs, and can have assets transferred out of the Group’s consolidated VIEs. Therefore, the Group’s relevant PRC subsidiaries consider that there is no asset in the Group’s consolidated VIEs that can be used only to settle their obligations except for registered capitals and the PRC statutory reserves of the Group’s consolidated VIEs amounting to RMB3,140,310,000 as of December 31, 2020. As the Group’s consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Group’s relevant PRC subsidiaries for all the liabilities of the Group’s consolidated VIEs. The total shareholders’ deficit of the Group’s consolidated VIEs was RMB4,984,962,000 as of December 31, 2019, and the total shareholders’ equity of the Group’s consolidated VIEs was RMB5,570,027,000 as of December 31, 2020.
Currently there is no contractual arrangement that could require the Group’s relevant PRC subsidiaries or the Group to provide additional financial support to the Group’s consolidated VIEs. As the Group is conducting certain businesses in the PRC through the consolidated VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.
Prior to June 2020, the Group’s former finance business (“JD Digits”), which had been deconsolidated from the Group since June 30, 2017 as a result of its reorganization (Note 6), was a VIE of the Group while the Group or any subsidiary was not considered the primary beneficiary. Upon the conversion of the profit sharing right into equity interests in JD Digits completed in June 2020, JD Digits is no longer a VIE of the Group (Note 8).